LONG-TERM DEBT - Schedule of Long-Term Debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Oct. 31, 2016	Aug. 31, 2013
Debt Instrument [Line Items]
Capital Leases	$ 2,324	$ 1,018
Total	1,870,528	1,892,776
Less - current portion	47,225	129,809
Long-term portion	1,823,303	1,762,967
Other Debt Obligations
Debt Instrument [Line Items]
Long-term debt	6,860	1,153
Revolving Credit Facility | Line of Credit
Debt Instrument [Line Items]
Long-term debt	853,124	796,150
Unamortized debt issuance cost	2,451	3,850
Senior Notes Due 2026
Debt Instrument [Line Items]
Long-term debt	$ 747,655	747,474
Stated interest rate (as a percent)	3.45%
Senior Notes Due 2026 | Senior Notes
Debt Instrument [Line Items]
Long-term debt	$ 747,655	747,474
Stated interest rate (as a percent)	3.45%		3.45%
Unamortized debt issuance cost	$ 2,345	2,526
4.375% Senior Notes
Debt Instrument [Line Items]
Long-term debt	$ 248,567	248,310
Stated interest rate (as a percent)	4.375%
4.375% Senior Notes | Senior Notes
Debt Instrument [Line Items]
Long-term debt	$ 248,567	248,310
Stated interest rate (as a percent)	4.375%			4.375%
Unamortized debt issuance cost	$ 1,433	1,690
Schuldschein Loan
Debt Instrument [Line Items]
Long-term debt	$ 11,998	$ 98,671